TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Profit Before Income Tax Expense (Benefit) Included In The Statement Of Operations
Profit before tax and taxes on income included in the consolidated statements of comprehensive income:

	Year ended December 31,
	2020	2019	2018

Income (loss) before income tax expense:
Israel	2,504	1,741	(2,663)
Foreign jurisdictions	175	129	119

	2,679	1,870	(2,544)

Current tax expense:
Israel	-	-	14
Foreign jurisdictions	38	32	49

	38	32	63

Deferred taxes:
Israel	33	45	-

	33	45	-

Income tax expense	71	77	63

Reconciliation Of The Theoretical Income Tax Expense To The Actual Income Tax Expense
A reconciliation of the theoretical income tax benefit, assuming all income is taxable at the statutory rates applicable in Israel, and the actual income tax expense, is as follows:

	Year ended December 31,
	2020	2019	2018

Income (loss) before income tax expense as reported in the consolidated statements of comprehensive income	2,679	1,870	(2,544)

Statutory tax rates	23%	23%	23%

Theoretical tax expense (benefit) calculated	616	430	(585)

Losses and other items for which a valuation allowance was provided	419	(38)	271
Change in effective on corporate tax rate		-	-
Realization of carryforward tax losses for which valuation allowance was provided	(692)	(250)	-
Tax benefit arising from "Preferred enterprises"	(303)	(109)	189
Foreign tax rate differential in subsidiaries	(3)	22	22
Non-deductible items and others	34	22	166

Total	(545)	(353)	648

Income tax expense	71	77	63

Deferred Tax Assets And Liabilities
Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2020	2019

Deferred tax assets:

Net operating loss carryforwards (in Israel)	3,284	3,851
Capital loss carryforwards (in Israel)	2,485	2,073
Operating lease	1,442	396
Tax credit carryforward	1,171	1,085
Reserves and other	241	241

Total gross deferred taxes	8,623	7,646

Less valuation allowance	(6,195)	(6,298)

Deferred tax assets, net	2,428	1,348

Deferred tax liabilities:
Undistributed income of subsidiaries	(263)	(232)
Operating lease	(1,432)	(398)
Property and equipment	(817)	(763)

Total deferred tax liabilities	(2,512)	(1,393)

Net deferred tax liabilities	(84)	(45)